Cover Page Statement	Apr. 27, 2026
Entity Addresses [Line Items]
Entity Central Index Key	0001409970
Entity Emerging Growth Company	false
Written Communications	false
Document Period End Date	Apr. 27, 2026
Entity Address, Address Line One	88 Kearny Street,
Entity Address, Address Line Two	Suite 600,
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36771
Entity Registrant Name	LendingClub Corporation
Document Type	8-K
Entity Tax Identification Number	51-0605731
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	415
Local Phone Number	930-7440
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	LC
Security Exchange Name	NYSE
Amendment Flag	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	595 Market Street,
Entity Address, Address Line Two	Suite 200,
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105